Schedule of Investments (unaudited)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise Inc.(a)(b)	2,728	$254,168
Curtiss-Wright Corp.	1,481	195,581
Hexcel Corp.	3,229	168,909
Mercury Systems Inc.(a)	2,202	141,654
Woodward Inc.	2,331	215,594
		975,906
Air Freight & Logistics — 0.2%
GXO Logistics Inc.(a)	3,904	168,926

Airlines — 0.1%
JetBlue Airways Corp.(a)	12,269	102,692

Auto Components — 1.6%
Adient PLC(a)	3,664	108,564
Dana Inc.	5,493	77,286
Fox Factory Holding Corp.(a)	1,606	129,347
Gentex Corp.	9,008	251,954
Goodyear Tire & Rubber Co. (The)(a)	10,867	116,386
Lear Corp.	2,302	289,799
Visteon Corp.(a)	1,067	110,520
		1,083,856
Automobiles — 0.5%
Harley-Davidson Inc.	5,661	179,227
Thor Industries Inc.	2,129	159,100
		338,327
Banks — 7.6%
Associated Banc-Corp.	6,028	110,071
Bank of Hawaii Corp.	1,589	118,222
Bank OZK	4,505	169,073
Cadence Bank	4,744	111,389
Cathay General Bancorp	2,998	117,372
Commerce Bancshares Inc.	4,276	280,720
Cullen/Frost Bankers Inc.	2,196	255,724
East West Bancorp. Inc.	5,474	354,715
First Financial Bankshares Inc.	4,972	195,251
First Horizon Corp.	20,508	448,305
FNB Corp.	13,334	144,807
Fulton Financial Corp.	6,601	95,385
Glacier Bancorp. Inc.	4,170	197,742
Hancock Whitney Corp.	3,395	150,500
Home BancShares Inc./AR	7,321	152,057
International Bancshares Corp.	2,136	85,611
Old National Bancorp./IN	11,400	168,606
PacWest Bancorp.	4,549	121,276
Pinnacle Financial Partners Inc.	2,969	214,688
Prosperity Bancshares Inc.	3,618	247,001
Synovus Financial Corp.	5,721	206,242
Texas Capital Bancshares Inc.(a)	1,999	105,227
UMB Financial Corp.	1,751	150,761
Umpqua Holdings Corp.	8,339	139,845
United Bankshares Inc./WV	5,266	184,679
Valley National Bancorp.	16,542	172,202
Washington Federal Inc.	2,820	84,656
Webster Financial Corp.	6,849	288,685
Wintrust Financial Corp.	2,308	184,986
		5,255,798
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	363	109,978

Security	Shares	Value

Biotechnology — 2.0%
Arrowhead Pharmaceuticals Inc.(a)	4,059	$142,917
Exelixis Inc.(a)	12,313	256,357
Halozyme Therapeutics Inc.(a)	5,273	232,012
Neurocrine Biosciences Inc.(a)	3,672	357,947
United Therapeutics Corp.(a)	1,741	410,249
		1,399,482
Building Products — 2.6%
Builders FirstSource Inc.(a)	6,633	356,192
Carlisle Companies Inc.	1,983	473,164
Lennox International Inc.	1,269	262,163
Owens Corning	3,742	278,068
Simpson Manufacturing Co. Inc.	1,658	166,811
Trex Co. Inc.(a)(b)	4,322	235,203
		1,771,601
Capital Markets — 2.2%
Affiliated Managers Group Inc.	1,501	175,017
Evercore Inc., Class A	1,687	157,920
Federated Hermes Inc.	3,708	117,877
Interactive Brokers Group Inc., Class A	3,531	194,240
Janus Henderson Group PLC.	6,758	158,881
Jefferies Financial Group Inc.	7,895	218,060
SEI Investments Co.	4,406	238,012
Stifel Financial Corp.	4,341	243,183
		1,503,190
Chemicals — 2.6%
Ashland Global Holdings Inc.	1,944	200,329
Avient Corp.	3,477	139,358
Cabot Corp.	2,156	137,531
Chemours Co. (The)	5,958	190,775
Ingevity Corp.(a)	1,480	93,447
Minerals Technologies Inc.(b)	1,299	79,681
NewMarket Corp.	262	78,852
RPM International Inc.	4,984	392,341
Scotts Miracle-Gro Co. (The)	1,538	121,487
Sensient Technologies Corp.	1,620	130,507
Valvoline Inc.	6,846	197,370
		1,761,678
Commercial Services & Supplies — 1.6%
Brink’s Co. (The)	1,786	108,428
Clean Harbors Inc.(a)	1,921	168,414
IAA Inc.(a)	5,128	168,045
MillerKnoll Inc.	2,860	75,132
MSA Safety Inc.	1,405	170,103
Stericycle Inc.(a)	3,533	154,922
Tetra Tech Inc.	2,057	280,884
		1,125,928
Communications Equipment — 0.9%
Calix Inc.(a)	2,123	72,479
Ciena Corp.(a)	5,900	269,630
Lumentum Holdings Inc.(a)	2,669	211,972
Viasat Inc.(a)	2,852	87,357
		641,438
Construction & Engineering — 1.8%
AECOM	5,453	355,645
Dycom Industries Inc.(a)	1,132	105,321
EMCOR Group Inc.	1,986	204,479
MasTec Inc.(a)	2,202	157,795
MDU Resources Group Inc.	7,767	209,631

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Valmont Industries Inc.	820	$184,197
		1,217,068
Construction Materials — 0.2%
Eagle Materials Inc.	1,515	166,559

Consumer Finance — 0.4%
Navient Corp.	6,085	85,129
SLM Corp.	10,949	174,527
		259,656
Containers & Packaging — 1.0%
AptarGroup Inc.	2,531	261,225
Greif Inc., Class A, NVS	1,056	65,873
Silgan Holdings Inc.	3,346	138,357
Sonoco Products Co.	3,758	214,356
		679,811
Diversified Consumer Services — 1.2%
Graham Holdings Co., Class B	158	89,561
Grand Canyon Education Inc.(a)	1,245	117,266
H&R Block Inc.	6,093	215,205
Service Corp. International	6,083	420,457
		842,489
Diversified Telecommunication Services — 0.3%
Iridium Communications Inc.(a)	4,890	183,668
Electric Utilities — 0.3%
Hawaiian Electric Industries Inc.	4,242	173,498
Electrical Equipment — 2.0%
Acuity Brands Inc.	1,327	204,411
EnerSys	1,579	93,098
Hubbell Inc.	2,062	368,232
nVent Electric PLC	6,352	199,008
Regal Rexnord Corp.	2,581	292,995
Sunrun Inc.(a)	8,032	187,628
Vicor Corp.(a)	829	45,371
		1,390,743
Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics Inc.(a)	2,578	288,968
Avnet Inc.	3,799	162,901
Belden Inc.	1,711	91,145
Cognex Corp.	6,643	282,460
Coherent Inc.(a)	950	252,909
II-VI Inc.(a)(b)	4,082	207,978
Jabil Inc.	5,461	279,658
Littelfuse Inc.	946	240,322
National Instruments Corp.	5,040	157,399
TD SYNNEX Corp.	1,595	145,305
Vishay Intertechnology Inc.	5,234	93,270
Vontier Corp.	6,192	142,354
		2,344,669
Energy Equipment & Services — 0.6%
ChampionX Corp.	7,774	154,314
NOV Inc.	15,145	256,102
		410,416
Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A	1,655	103,421

Equity Real Estate Investment Trusts (REITs) — 9.5%
American Campus Communities Inc.	5,359	345,495
Apartment Income REIT Corp.	6,058	252,013

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Brixmor Property Group Inc.	11,508	$232,577
Corporate Office Properties Trust	4,279	112,067
Cousins Properties Inc.	5,761	168,394
Douglas Emmett Inc.	6,696	149,857
EastGroup Properties Inc.	1,600	246,928
EPR Properties	2,852	133,844
First Industrial Realty Trust Inc.	5,097	242,006
Healthcare Realty Trust Inc.	5,810	158,032
Highwoods Properties Inc.	4,079	139,461
Hudson Pacific Properties Inc.	5,538	82,184
Independence Realty Trust Inc.	8,487	175,936
JBG SMITH Properties	4,153	98,177
Kilroy Realty Corp.	4,054	212,146
Kite Realty Group Trust.	8,415	145,495
Lamar Advertising Co., Class A	3,340	293,820
Life Storage Inc.	3,237	361,443
Macerich Co. (The)	8,121	70,734
Medical Properties Trust Inc.	22,960	350,599
National Retail Properties Inc.	6,758	290,594
National Storage Affiliates Trust	3,233	161,876
Omega Healthcare Investors Inc.	9,004	253,823
Park Hotels & Resorts Inc.	8,974	121,777
Pebblebrook Hotel Trust	4,967	82,303
Physicians Realty Trust.	8,656	151,047
PotlatchDeltic Corp.	2,692	118,959
PS Business Parks Inc.	774	144,854
Rayonier Inc.	5,621	210,113
Rexford Industrial Realty Inc.	6,338	365,005
Sabra Health Care REIT Inc.	8,778	122,629
SL Green Realty Corp.	2,494	115,098
Spirit Realty Capital Inc.	5,160	194,945
STORE Capital Corp.	9,701	253,002
		6,557,233
Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings Inc.(a)	5,179	322,755
Grocery Outlet Holding Corp.(a)	3,356	143,066
Sprouts Farmers Market Inc.(a)	4,198	106,294
		572,115
Food Products — 2.0%
Darling Ingredients Inc.(a)	6,194	370,401
Flowers Foods Inc.	7,643	201,164
Hain Celestial Group Inc. (The)(a)	3,478	82,568
Ingredion Inc.	2,547	224,543
Lancaster Colony Corp.	758	97,615
Pilgrim’s Pride Corp.(a)	1,878	58,650
Post Holdings Inc.(a)	2,197	180,923
Sanderson Farms Inc.	819	176,519
		1,392,383
Gas Utilities — 1.5%
New Jersey Resources Corp.	3,694	164,494
ONE Gas Inc.	2,074	168,388
Southwest Gas Holdings Inc.	2,562	223,099
Spire Inc.	2,003	148,963
UGI Corp.	8,067	311,467
		1,016,411
Health Care Equipment & Supplies — 3.1%
Enovis Corp.(a)	1,817	99,935
Envista Holdings Corp.(a)	6,272	241,723
Globus Medical Inc., Class A(a)	3,051	171,283

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Haemonetics Corp.(a)	1,947	$126,905
ICU Medical Inc.(a)	773	127,073
Integra LifeSciences Holdings Corp.(a)	2,816	152,149
LivaNova PLC(a)	2,049	128,001
Masimo Corp.(a)	1,956	255,591
Neogen Corp.(a)	4,125	99,371
NuVasive Inc.(a)	1,984	97,533
Penumbra Inc.(a)	1,353	168,476
QuidelOrtho Corp.(a)	1,920	186,586
STAAR Surgical Co.(a)	1,837	130,298
Tandem Diabetes Care Inc.(a)	2,446	144,779
		2,129,703
Health Care Providers & Services — 2.7%
Acadia Healthcare Co. Inc.(a)	3,478	235,217
Amedisys Inc.(a)	1,244	130,769
Chemed Corp.	575	269,899
Encompass Health Corp.	3,837	215,064
HealthEquity Inc.(a)	3,236	198,658
LHC Group Inc.(a)	1,192	185,642
Option Care Health Inc.(a)	5,327	148,037
Patterson Companies Inc.	3,328	100,839
Progyny Inc.(a)	2,675	77,709
R1 RCM Inc.(a)	5,158	108,112
Tenet Healthcare Corp.(a)	4,146	217,914
		1,887,860
Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.	3,101	154,275
Choice Hotels International Inc.	1,251	139,649
Churchill Downs Inc.	1,311	251,096
Cracker Barrel Old Country Store Inc.	904	75,475
Marriott Vacations Worldwide Corp.	1,592	184,990
Papa John’s International Inc.	1,205	100,642
Scientific Games Corp., Class A(a)	3,661	172,030
Six Flags Entertainment Corp.(a)	2,939	63,776
Texas Roadhouse Inc.	2,631	192,589
Travel + Leisure Co.	3,291	127,757
Wendy’s Co. (The)	6,500	122,720
Wingstop Inc.(b)	1,148	85,836
Wyndham Hotels & Resorts Inc.	3,549	233,240
		1,904,075
Household Durables — 1.6%
Helen of Troy Ltd.(a)	919	149,255
KB Home	3,392	96,536
Leggett & Platt Inc.	5,087	175,908
Taylor Morrison Home Corp.(a)	4,611	107,713
Tempur Sealy International Inc.	6,732	143,863
Toll Brothers Inc.	4,238	189,015
TopBuild Corp.(a)	1,253	209,452
		1,071,742
Household Products — 0.1%
Energizer Holdings Inc.	2,518	71,385

Insurance — 4.9%
Alleghany Corp.(a)	516	429,880
American Financial Group Inc./OH	2,550	353,965
Brighthouse Financial Inc.(a)	2,882	118,220
CNO Financial Group Inc.	4,675	84,571
First American Financial Corp.	4,159	220,094
Hanover Insurance Group Inc. (The)	1,396	204,165

Security	Shares	Value

Insurance (continued)
Kemper Corp.	2,318	$111,032
Kinsale Capital Group Inc.	827	189,912
Mercury General Corp.	1,030	45,629
Old Republic International Corp.	11,181	250,007
Primerica Inc.	1,504	180,014
Reinsurance Group of America Inc.	2,583	302,960
RenaissanceRe Holdings Ltd.	1,703	266,298
RLI Corp.	1,522	177,450
Selective Insurance Group Inc.	2,322	201,875
Unum Group	7,808	265,628
		3,401,700
Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	3,828	68,138
Ziff Davis Inc.(a)	1,850	137,881
		206,019
IT Services — 2.3%
Bread Financial Holdings Inc.	1,896	70,266
Concentrix Corp.	1,649	223,670
Euronet Worldwide Inc.(a)	1,951	196,251
Genpact Ltd.	6,534	276,780
Kyndryl Holdings Inc.(a)	6,834	66,837
Maximus Inc.	2,365	147,836
Sabre Corp.(a)	12,545	73,137
Western Union Co. (The)	15,121	249,043
WEX Inc.(a)	1,724	268,186
		1,572,006
Leisure Products — 0.9%
Brunswick Corp./DE	2,936	191,955
Callaway Golf Co.(a)	4,497	91,739
Polaris Inc.	2,151	213,551
YETI Holdings Inc.(a)	3,310	143,224
		640,469
Life Sciences Tools & Services — 1.8%
Azenta Inc.	2,875	207,288
Bruker Corp.	3,843	241,187
Medpace Holdings Inc.(a)	1,035	154,908
Repligen Corp.(a)	1,973	320,415
Syneos Health Inc., Class A(a)	3,978	285,143
		1,208,941
Machinery — 4.5%
AGCO Corp.	2,350	231,945
Chart Industries Inc.(a)	1,371	229,478
Crane Holdings Co.	1,834	160,585
Donaldson Co. Inc.	4,744	228,376
Esab Corp.	1,726	75,513
Flowserve Corp.	4,988	142,806
Graco Inc.	6,502	386,284
ITT Inc.	3,202	215,302
Kennametal Inc.	3,150	73,175
Lincoln Electric Holdings Inc.	2,222	274,106
Middleby Corp. (The)(a)	2,091	262,128
Oshkosh Corp.	2,537	208,389
Terex Corp.	2,659	72,777
Timken Co. (The)	2,590	137,399
Toro Co. (The)	3,996	302,857
Watts Water Technologies Inc., Class A	1,049	128,859
		3,129,979
Marine — 0.2%
Kirby Corp.(a)	2,317	140,966

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.0%
Cable One Inc.	188	$242,392
John Wiley & Sons Inc., Class A	1,693	80,858
New York Times Co. (The), Class A	6,406	178,727
TEGNA Inc.	8,536	179,000
		680,977
Metals & Mining — 3.1%
Alcoa Corp.	7,058	321,704
Cleveland-Cliffs Inc.(a)	18,318	281,548
Commercial Metals Co.	4,668	154,511
Reliance Steel & Aluminum Co.	2,378	403,927
Royal Gold Inc.	2,522	269,299
Steel Dynamics Inc.	6,890	455,773
U.S. Steel Corp.	10,049	179,977
Worthington Industries Inc.	1,239	54,640
		2,121,379
Multiline Retail — 0.9%
Kohl’s Corp.	4,935	176,130
Macy’s Inc.	10,923	200,109
Nordstrom Inc.	4,244	89,676
Ollie’s Bargain Outlet Holdings Inc.(a)	2,222	130,543
		596,458
Oil, Gas & Consumable Fuels — 1.5%
DTE Midstream LLC(a)	3,716	182,158
Equitrans Midstream Corp.	15,629	99,400
HF Sinclair Corp.	5,767	260,438
Targa Resources Corp.	8,759	522,650
		1,064,646
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	3,170	166,140

Personal Products — 0.3%
Coty Inc., Class A(a)	13,095	104,891
Nu Skin Enterprises Inc., Class A	1,921	83,179
		188,070
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(a)	2,387	372,396
Perrigo Co. PLC	5,166	209,585
		581,981
Professional Services — 1.7%
ASGN Inc.(a)	1,999	180,410
FTI Consulting Inc.(a)	1,332	240,892
Insperity Inc.	1,369	136,667
KBR Inc.	5,378	260,242
ManpowerGroup Inc.	2,044	156,182
Science Applications International Corp.	2,173	202,306
		1,176,699
Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.(a)	1,892	330,835

Road & Rail — 1.9%
Avis Budget Group Inc.(a)	1,313	193,116
Knight-Swift Transportation Holdings Inc.	6,317	292,414
Landstar System Inc.	1,426	207,369
Ryder System Inc.	1,978	140,557
Saia Inc.(a)	1,008	189,504
Werner Enterprises Inc.	2,356	90,800
XPO Logistics Inc.(a)	3,812	183,586
		1,297,346

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.5%
Amkor Technology Inc.(b)	3,823	$64,800
Cirrus Logic Inc.(a)	2,187	158,645
CMC Materials Inc.	1,094	190,892
First Solar Inc.(a)	3,802	259,030
Lattice Semiconductor Corp.(a)	5,287	256,419
MKS Instruments Inc.	2,136	219,218
Power Integrations Inc.	2,221	166,597
Semtech Corp.(a)	2,438	134,017
Silicon Laboratories Inc.(a)	1,402	196,588
SiTime Corp.(a)	592	96,514
SunPower Corp.(a)	3,148	49,770
Synaptics Inc.(a)	1,515	178,846
Universal Display Corp.	1,669	168,803
Wolfspeed Inc.(a)	4,735	300,436
		2,440,575
Software — 3.6%
ACI Worldwide Inc.(a)	4,479	115,961
Aspen Technology Inc.(a)(b)	1,076	197,640
Blackbaud Inc.(a)	1,775	103,074
CDK Global Inc.	4,529	248,053
CommVault Systems Inc.(a)	1,749	110,012
Envestnet Inc.(a)	1,507	79,524
Fair Isaac Corp.(a)	996	399,297
Manhattan Associates Inc.(a)	2,425	277,905
NCR Corp.(a)	5,228	162,643
Paylocity Holding Corp.(a)	1,528	266,514
Qualys Inc.(a)	1,289	162,595
SailPoint Technologies Holdings Inc.(a)	3,627	227,340
Teradata Corp.(a)	4,027	149,039
		2,499,597
Specialty Retail — 2.8%
American Eagle Outfitters Inc.	5,899	65,951
AutoNation Inc.(a)	1,377	153,893
Five Below Inc.(a)	2,122	240,698
Foot Locker Inc.	3,236	81,709
GameStop Corp., Class A(a)(b)	2,367	289,484
Gap Inc. (The)	7,976	65,722
Lithia Motors Inc.	1,113	305,864
Murphy USA Inc.	857	199,570
RH(a)	670	142,214
Victoria’s Secret & Co.(a)(b)	2,610	73,002
Williams-Sonoma Inc.	2,678	297,124
		1,915,231
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	4,581	68,028

Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.(a)	5,646	231,542
Carter’s Inc.	1,579	111,288
Columbia Sportswear Co.	1,302	93,197
Crocs Inc.(a)	2,348	114,277
Deckers Outdoor Corp.(a)	1,047	267,351
Hanesbrands Inc.	13,288	136,734
Skechers U.S.A. Inc., Class A(a)	5,201	185,052
		1,139,441
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.	4,183	162,719
MGIC Investment Corp.	12,201	153,732

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
New York Community Bancorp. Inc.	18,021	$164,532
		480,983
Trading Companies & Distributors — 1.1%
GATX Corp.	1,363	128,340
MSC Industrial Direct Co. Inc., Class A	1,796	134,897
Univar Solutions Inc.(a)	6,469	160,884
Watsco Inc.	1,274	304,257
		728,378
Water Utilities — 0.6%
Essential Utilities Inc.	8,846	405,589

Total Long-Term Investments — 99.8%
(Cost: $82,350,914)		68,796,138

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	1,253,222	1,253,097

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	50,000	$50,000

Total Short-Term Securities — 1.9%
(Cost: $1,303,216)		1,303,097

Total Investments in Securities — 101.7%
(Cost: $83,654,130)		70,099,235

Liabilities in Excess of Other Assets — (1.7)%		(1,170,774)

Net Assets — 100.0%		$68,928,461

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$815,271	$437,786	(a)	$—		$270	$(230)	$1,253,097	1,253,222	$8,286	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	—		(40,000	)(a)	—	—	50,000	50,000	251		—
						$270	$(230)	$1,303,097		$8,537		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2022

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$68,796,138	$—	$—	$68,796,138
Money Market Funds	1,303,097	—	—	1,303,097
	$70,099,235	$—	$—	$70,099,235

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust